Derivative financial instruments and Short positions (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Nominal Value Retained Risk Total Rate of Return Swap
Swaps
Credit Swaps	R$ 2,435,880	R$ 1,959,128
Total	2,435,880	1,959,128
Nominal Value Transferred Risk - Credit Swap
Swaps
Credit Swaps	0	416,541
Total	R$ 0	R$ 416,541